MERRILL LYNCH RETIREMENT PLUSSM VARIABLE ANNUITY
Issued through
Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A (“Account A”) and Merrill Lynch Life Variable Annuity Separate Account B (“Account B”)
Updating Summary Prospectus
May 1, 2025
This Updating Summary Prospectus summarizes certain key features of the Merrill Lynch Retirement PlusSM Variable Annuity Policy (“the Policy”). The Updating Summary Prospectus also provides a summary of Policy features that have changed.
The prospectus for the Policy contains more information about the Policy, including its features, benefits, and risks. You can find the prospectus and other information about the Policy online at Transamerica.com. You can also obtain this information at no cost by calling (800)525-6205, or You can also request this information from Your registered representative.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If You’d like this option, give us a call at (800)525-6205, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.
Your election to receive reports in paper will apply to all Portfolio Companies available under Your Policy.

ii

Administrative Office - Transamerica Life Insurance Company, Attention: Customer Care Group, 6400 C Street SW, Cedar Rapids, IA 52499, (800)525-6205.
Annuitant - The person on whose continuation of life annuity payments may depend.
Annuity Commencement Date - The date upon which annuity payments are to commence. This date may not be later than the last day of the Policy month following the month in which the Annuitant attains age 99(earlier if required by state law).
Fixed Account - One or more Investment Options under the Policy that are part of our general assets and are not in the Separate Account.
Individual Retirement Account or Annuity (“IRA”) - A retirement arrangement meeting the requirements of Section 408 of the Internal Revenue Code (“IRC”).
Investment Option(s) - The Subaccounts and the Fixed Account.
Owner (You, Your) - The person who may exercise all rights and privileges under the Policy.
Policy - This Policy is known as a flexible premium individual deferred variable annuity or a modified single premium individual deferred variable annuity. May also be referred to as a contract in certain documentation.
Policy Anniversary - The same date each year as the date of issue of the Policy.
Policy Value - On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
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premium payments; minus
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gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any Excess Interest Adjustment plus taxes (on the withdrawal)); plus
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interest credited in the Fixed Account; plus
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accumulated gains in the Separate Account; minus
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accumulated losses in the Separate Account; minus
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service charges, rider fees, premium taxes, transfer fees, and other charges (including those imposed upon termination), if any.
Policy Year - The period from on Policy Anniversary to the day preceding the next Policy Anniversary.
Portfolio Company(ies) - The investment company(ies) made available as Investment Options under the Policy. Also referred to as underlying fund portfolios.
Separate Account - Merrill Lynch Life Variable Annuity Separate Account A (“Account A”) and Merrill Lynch Life Variable Annuity Separate Account B (“Account B”), are Separate Accounts established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value - The portion of the Policy Value that is invested in the Separate Account.
Service Center - Where You send correspondence, inquiries and transaction requests. You may contact the Service Center by mail at 6400 C Street SW, Cedar Rapids, IA 52499, or by phone at (800)525-6205.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified Underlying Fund Portfolio.
summary of policy features that have changed
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the last current Prospectus. This may not reflect all of the changes that have occurred since You entered into Your Policy.
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For changes in the names of certain portfolios and/or Advisers/Subadvisors please refer to the Appendix - Investment Options Available Under the Policy.
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For updated portfolio expense information please refer to Important Information You Should Consider About This Policy and the Appendix - Investment Options Available Under the Policy.
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For updated portfolio performance information please refer to the Appendix - Investment Options Available Under the Policy.

important INFORMATION you should consider about the policy
	FEES AND EXPENSES			Location in Prospectus
Are There Transaction Charges
Yes. In addition to surrender charges, You also may be assessed a transfer fee.
Transfer Fee. We reserve the right to charge for transfers among Investment
Options after the first 12 transfers per Policy Year. For each such additional transfer, we may impose a transfer fee of $10. Currently, we do not charge a transfer fee, but reserve the right to do so.
				Annuity Policy Fee Tables and Expense Examples
Are There Ongoing Fees and Expenses? (annual charges)
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Annuity Policy Fee Tables and Expense Examples Base Contract Expenses Appendix – Investment Options Available Under the Policy
	Annual Fee	Minimum	Maximum
	Base Policy[1]	0.65%	1.35%
	Policy Maintenance Charge[2]	$0	$40
	Portfolio Company (underlying fund portfolio fees and expenses)[3]	0.14%	1.56%
	1 As a percentage of average Separate Account Value.
	[2] Based on Policy Value.
	3 As a percentage of Portfolio Company assets.
Because Your Policy is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Policy, the following table shows the lowest and highest cost You could pay each year based on current charges. This estimate assumes that You do not take withdrawals from the Policy, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $1,541	Highest Annual Cost $3,709
	Assumes:	Assumes:
	●Investment of $100,000 ●5% annual appreciation ●Least expensive Portfolio Company fees and expenses ●No optional benefits ●No sales charges ●No additional purchase payments, transfers, or withdrawals
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of optional benefits and
Portfolio Company fees and
expenses
●No sales charges
●No additional purchase
payments, transfers, or
withdrawals

	RISKS			Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes. You can lose money by investing in this Policy.			Principal Risks of Investing in the Policy

	RISKS	Location in Prospectus
Is This a Short-Term Investment
No. This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for several years under the Policy, depending on the share class. Surrender charges will reduce the value of Your Policy if
You withdraw money during that time.
The benefits of tax deferral and living benefit protection also means the
Policy is more beneficial to investors with a long-term time horizon.
Principal Risks of Investing in the Policy Transaction Expenses Tax Information
What are the Risks Associated with Investment Options?
●An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Policy.
●Each Investment Option, including the Fixed Account, has its own unique risks.
●You should review the prospectuses for the available Portfolio
Companies before making an investment decision.
Principal Risks of Investing in the Policy Transaction Expenses Appendix: Investment Options Available Under the Policy
What are the Risks Related to the Insurance Company?
Any obligations (including under the Fixed Account), guarantees, and benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to You. More information about Transamerica Life Insurance Company, including our financial strength ratings, is available by visiting
transamerica.com or by calling toll-free (800)525-6205.
Principal Risks of Investing in the Policy Transamerica Life Insurance Company, the Separate Account, the Portfolio Companies
	RESTRICTIONS	Location in Prospectus
Are there Restrictions on the Investment Options?
Yes.●We reserve the right to impose a charge for transfers in excess of 12 transfers per Policy Year.
●We reserve the right to limit transfers in circumstances of large or frequent transfers.
●The Fixed Account option may not be available for investment depending on when You applied for Your Policy and when it was issued.
●We reserve the right to remove or substitute the Portfolio Companies that are available as Investment Options under the Policy.
Expenses - Transaction Expenses Transfers Market Timing and Disruptive Trading
Are There Restrictions on Policy Benefits?
Yes.●Certain optional benefits limit or restrict the Investment Options that
You may select under the Policy. We reserve the right to change these restrictions in the future.
●Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
●We reserve the right to stop offering an optional benefit at any time for new sales, which includes sales to the Owners who may want to purchase the benefit after they purchase the Policy.
●In some cases, a benefit may not be available through all financial intermediaries or all states. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Benefits Available Under the Policy Estate Enhancer Benefit Guaranteed Minimum Income Benefit Rider

	TAXES	Location in Prospectus
What Are the Policy’s Tax Implications?
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
●If You purchase the Policy as an Individual Retirement Account or through a tax qualified plan, You do not get any additional tax benefit.
●You will generally not be taxed on increases in the value of Your Policy until they are withdrawn. Earnings on Your Policy are taxed at ordinary income tax rates when withdrawn, and You may have to pay a penalty if
You take a withdrawal before age 59 ½.
Tax Information
	CONFLICT OF INTEREST	Location in Prospectus
How Are Investment Professional Compensated?
Your investment professional may receive compensation for selling this
Policy to You, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. Our affiliate, Transamerica
Capital, LLC. (“TCL”) is the principal underwriter may share the revenue we earn on this Policy with Your investment professional’s firm. In addition, we may pay all or a portion of the cost of affiliates’ operating and other expenses. This conflict of interest may influence Your investment professional to recommend this Policy over another investment for which the investment professional is not compensated or compensated less.
Selling the Policy
Should I Exchange My Policy?
If You already own an insurance Policy, some investment professionals may have a financial incentive to offer You a new Policy in place of the one You own. You should only exchange a Policy you already own if You determine, after comparing the features, fees, and risks of both policies, that it is better for You to purchase the new Policy rather than continue to own Your existing Policy.
Exchanges and/or Reinstatements

APPENDIX
investment options AVAILABLE UNDER THE POLICY
The following is a list of current Portfolio Companies available under the Policy, which are subject to change as discussed in this prospectus. Depending on the optional benefits You choose, You may not be able to invest in certain Portfolio Companies.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89345P267?site=VAVUL. You can also request this information at no cost by calling our Administrative Office at (800)525-6205.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio Companies and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 years	10 years
Investment Objective: Long term growth of capital	AB Sustainable Global Thematic Portfolio - Class A Advised by: AllianceBernstein L.P.	0.81%	6.21%	9.03%	9.72%
Investment Objective: Seek high total investment return.	BlackRock Advantage Large Cap Core V.I. Fund - Class I Shares Advised by: BlackRock Advisors, LLC	0.82%	25.44%	14.10%	12.38%
Investment Objective: Seek long-term capital appreciation.	BlackRock Advantage Large Cap Value V.I. Fund - Class I Shares Advised by: BlackRock Advisors, LLC	1.08%	16.32%	9.76%	9.11%
Investment Objective: Seek long term growth of capital.	BlackRock Advantage SMID Cap V.I. Fund - Class I Shares Advised by: BlackRock Advisors, LLC	1.11%	12.05%	8.69%	9.20%
Investment Objective: To see capital appreciation and, secondarily, income.	BlackRock Basic Value V.I. Fund - Class I Shares Advised by: BlackRock Advisors, LLC	0.86%	10.37%	9.02%	7.78%
Investment Objective: To seek high total investment return.	BlackRock Global Allocation V.I. Fund - Class I Shares Advised by: BlackRock Advisors, LLC	0.86%	9.23%	6.01%	5.59%
Investment Objective: Seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing.	BlackRock Government Money Market V.I. Fund - Class I Shares Advised by: BlackRock Advisors, LLC	0.61%	9.23%	6.01%	5.59%
Investment Objective: To seek to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund - Class I Shares Advised by: BlackRock Advisors, LLC	0.61%	8.26%	4.42%	5.00%
Investment Objective: Long-term capital growth.	BlackRock International V.I. Fund - Class I Shares Advised by: BlackRock Advisors, LLC	1.18%	0.37%	3.49%	4.61%
Investment Objective: Seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Underlying Index”).	BlackRock S&P 500 Index V.I. Fund - Class I Shares Advised by: BlackRock Advisors, LLC	0.14%	24.83%	14.38%	12.89%

investment options AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Portfolio Companies and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 years	10 years
Investment Objective: To maximize total return, consistent with income generation and prudent investment management.	BlackRock Total Return V.I. Fund - Class I Shares Advised by: BlackRock Advisors, LLC	0.63%	1.38%	-0.21%	1.42%
Investment Objective: Seeks long term growth of capital.	Davis Equity Portfolio Advised by: Davis Selected Advisers, LP	0.72%	18.05%	10.48%	10.02%
Investment Objective: Seeks capital appreciation.	Federated Hermes Kaufman Fund II - Primary Shares Advised by: Federated Global Investment Management Corp.	1.56%	17.05%	4.48%	9.37%
Investment Objective: To achieve high current income and moderate capital appreciation.	Federated Hermes Managed Volatility Fund II - Primary Shares Advised by: Federated Global Investment Management Corp.	1.11%	15.56%	5.32%	5.30%
Investment Objective: Seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund - Service I Shares Advised by: Invesco Advisers, Inc.	0.76%	15.18%	11.59%	9.49%
Investment Objective: The fund seeks long-term capital growth.	LVIP American Century Ultra Fund - Standard Class II(2) Advised by: American Century Investment Management, Inc.	0.77%	28.80%	18.20%	16.46%
Investment Objective: Seeks capital appreciation.	MFS® Growth Series - Initial Class Advised by: MFS® Investment Management	0.73%	31.47%	14.74%	15.11%
Investment Objective: The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio - Administrative Class Shares Advised by: Pacific Investment Management Company LLC	0.79%	2.53%	-0.03%	1.53%
Investment Objective: Seeks current income and preservation of capital.	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.90%	4.76%	2.19%	1.34%
Investment Objective: Seeks capital appreciation with current income as a secondary objective.	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.90%	12.51%	4.18%	4.04%
Investment Objective: Seeks long term capital appreciation and current income.	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.88%	9.06%	2.76%	3.26%
Investment Objective: Seeks capital appreciation and income.	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.89%	8.75%	2.27%	3.04%
Investment Objective: Seeks current income and preservation of capital.	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.89%	12.51%	4.18%	4.04%

investment options AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Portfolio Companies and Adviser/Sub-adviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 years	10 years
Investment Objective: Seeks a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Balanced VP - Service Class(3) Sub-Advised by: Pacific Investment Management Company LLC	0.92%	8.69%	2.28%	3.67%
Investment Objective: Seeks a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Conservative VP - Service Class(4) Sub-Advised by: Pacific Investment Management Company LLC	0.94%	6.22%	1.53%	3.16%
Investment Objective: Seeks a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Growth VP - Service Class(5) Sub-Advised by: Pacific Investment Management Company LLC	0.94%	11.66%	4.44%	4.95%
Investment Objective: Seeks to balance capital appreciation and income.	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP - Service Class(2) Sub-Advised by: Milliman Financial Risk Management LLC	0.63%	9.07%	3.82%	4.41%
Investment Objective: Seeks current income and preservation of capital.	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP - Service Class(3) Sub-Advised by: Milliman Financial Risk Management LLC	0.65%	6.69%	2.32%	3.36%
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.	Transamerica Goldman Sachs Managed Risk - Growth ETF VP - Service Class(4) Sub-Advised by: Milliman Financial Risk Management LLC	0.65%	13.23%	6.24%	6.03%
Investment Objective: Seeks long-term capital appreciation.	Transamerica International Focus VP – Initial Class Sub-Advised by: Sands Capital Management, LLC	0.84%	-1.33%	3.33%	4.53%
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.	Transamerica JPMorgan Enhanced Index VP – Initial Class(6)(7) Sub-Advised by: J.P. Morgan Investment Management Inc.	0.61%	24.23%	15.15%	12.89%
Investment Objective: Seeks capital appreciation.	Transamerica Market Participation Strategy VP - Service Class Sub-Advised by: PGIM Quantitative Solutions LLC(8)	0.98%	14.94%	8.38%	6.77%
(1)
Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with Your registered representative to decide which Subaccount(s) may be appropriate for You based on a thorough analysis of Your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)
Effective on or about April 26, 2024, American Century VP Ultra Fund was reorganized into LVIP American Century Ultra Fund. The advisor changed to Lincoln Investment Advisors Corporation and American Century Investment Management, Inc. became the sub-advisor of the fund.
(3)
Effective on or about May 1, 2024, Transamerica PIMCO Tactical – Balanced VP was renamed Transamerica BlackRock iShares Tactical – Balanced VP. The sub-advisor changed from Pacific Investment Management Company LLC to BlackRock Investment Management, LLC.
(4)
Effective on or about May 1, 2024, Transamerica PIMCO Tactical – Conservative VP was renamed Transamerica BlackRock iShares Tactical
– Conservative VP. The sub-advisor changed from Pacific Investment Management Company LLC to BlackRock Investment Management,
LLC.
(5)
Effective on or about May 1, 2024, Transamerica PIMCO Tactical – Growth VP was renamed Transamerica BlackRock iShares Tactical – Growth VP. The sub-advisor changed from Pacific Investment Management Company LLC to BlackRock Investment Management, LLC.
(6)
Effective on or about May 1, 2024, Invesco V.I. Core Equity Fund was substituted with Transamerica JPMorgan Enhanced Index VP. The investment options AVAILABLE UNDER THE POLICY — (Continued)
sub-advisor of the acquiring fund is J.P. Morgan Investment Management Inc. Due to the substitution, Transamerica JPMorgan Enhanced Index, sub-advised by J.P. Morgan Investment Management Inc., was made available on this product.
(7)
Effective on or about May 1, 2024, BlackRock Capital Appreciation V.I. Fund was substituted with Transamerica JPMorgan Enhanced Index VP. The sub-advisor of the acquiring fund is J.P. Morgan Investment Management Inc. Due to the substitution, Transamerica JPMorgan Enhanced Index, sub-advised by J.P. Morgan Investment Management Inc., was made available on this product.
(8)
Effective June 30, 2024 Davis Value Portfolio, advised by Davis Selected Advisers, LP was renamed Davis Equity Portfolio.
(9)
Effective August 1, 2024, the investment advisor for Federated Hermes Kaufmann Fund II changed from Federated Equity Management Company of Pennsylvania to Federated Global Investment Management Corp.
(10)
Effective October 25, 2024, the investment advisor for Transamerica International Focus VP changed from Epoch Investment Partners, Inc. to Sands Capital Management, LLC.
NOTE: All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.

The Prospectus and Statement of Additional Information (SAI) include additional information. The Prospectus and SAI which have the same effective date as this summary prospectus are incorporated by reference as amended or supplemented. The Prospectus and SAI are available without charge upon request. For a free copy call us at (800)525-6205 or write us at:
Transamerica Life Insurance Company
6400 C Street S.W.
Cedar Rapids, IA 52499
Reports and other information about the Separate Account are available on the SEC’s website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is #C0000214604 for Separate Account A and #C0000214620 for Separate Account B